Schedule - Valuation and Qualifying Accounts (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2024		Sep. 30, 2023		Sep. 30, 2022
Accounts Receivable Allowances [Member]
SEC Schedule, 12-09, Valuation and Qualifying Accounts Disclosure [Line Items]
Beginning Balance	$ 19,801		$ 16,627		$ 20,065
Charged to costs and expenses	23,698		6,876		8,263
Charged to other accounts	(396)	[1]	(937)		(424)	[1]
Deductions	(10,465)	[2]	(2,765)	[3]	(11,277)	[4]
Ending Balance	32,638		19,801		16,627
Valuation Allowances on Net Deferred Tax Assets [Member]
SEC Schedule, 12-09, Valuation and Qualifying Accounts Disclosure [Line Items]
Beginning Balance	66,165		56,868		65,550
Charged to costs and expenses	10,668		7,144		3,840
Charged to other accounts	0		7,449	[1]	584	[1]
Deductions	(15,320)	[5]	(5,296)	[6]	(13,106)	[7]
Ending Balance	$ 61,513		$ 66,165		$ 56,868

[1]	Includes valuation allowances on deferred tax assets incurred in connection with an acquisition.
[2]	$4,930 of accounts receivable allowances were written off against the related accounts receivables, and the remaining deductions in the accounts receivable allowances were released to earnings.
[3]	$2,126 of accounts receivable allowances were written off against the related accounts receivables, and the remaining deductions in the accounts receivable allowances were released to earnings.
[4]	$6,361 of accounts receivable allowances were written off against the related accounts receivables, and the remaining deductions in the accounts receivable allowances were released to earnings.
[5]	$6,034 of valuation allowances on deferred tax assets were written off against the related deferred tax assets, and the remaining deductions in the valuation allowances on net deferred tax assets were released to earnings.
[6]	$1,176 of valuation allowances on deferred tax assets were written off against the related deferred tax assets, and the remaining deductions in the valuation allowances on net deferred tax assets were released to earnings.
[7]	$4,684 of valuation allowances on deferred tax assets were written off against the related deferred tax assets, and the remaining deductions in the valuation allowances on net deferred tax assets were released to earnings.